Fair Values of Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Commitments to extend credit and letters of credit	$ 173.3	$ 178.2